THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB STRATEGIC TRUST
LAUDUS TRUST
(each a Trust and collectively, the Trusts)
(all series, except Schwab Taxable Bond Funds, Schwab Municipal Bond Funds, Schwab High Yield Bond ETF, Schwab U.S. Equity ETFs, and Schwab International Equity ETFs)
Supplement dated December 20, 2024, to all currently effective Statements of Additional Information
(each an SAI and collectively, the SAIs).

This supplement provides new and additional information beyond that contained in the
SAIs and should be read in conjunction with the SAIs.
Effective December 10, 2024, Jessica Seidlitz resigned as Chief Compliance Officer of the Trusts.
Effective December 31, 2024, Walter W. Bettinger II will resign as Chairman and Trustee from the Board of Trustees of the Trusts (the Board). As such, effective December 31, 2024, all references to Walter W. Bettinger II are removed from each SAI.
Additionally, effective January 1, 2025, Richard A. Wurster will be appointed as Chairman of the Board, and Omar Aguilar will be appointed as Trustee to the Board.
Accordingly, effective December 31, 2024, the following changes are made to each SAI.

(1)
Board of Trustees and Officers Table:
(a)
Under the “MANAGEMENT OF THE FUNDS” section in the “TRUSTEES” table: The following information for Omar Aguilar is added and the information for Richard A. Wurster is deleted and replaced in its entirety with the following:
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INTERESTED TRUSTEES
Omar Aguilar(2)(3) 1970 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2025)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.	107	None
Richard A. Wurster(3)(4) 1973 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Director and Chief Executive Officer (Jan. 2025-present), President (Oct. 2021-present), and Executive Vice President – Schwab Asset Management Solutions (Apr. 2019-Oct. 2021), The Charles Schwab Corporation; President, Director (Oct. 2021-present), Executive Vice President – Schwab Asset Management Solutions (July 2019-Oct. 2021) and Senior Vice President – Advisory (May 2016-July 2019), Charles Schwab & Co., Inc.; President (Nov. 2021-present), Schwab Holdings, Inc.; Director (Oct. 2021-present) and Chief Executive Officer (Nov. 2019-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Mar. 2018-Oct. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (July 2016-Apr. 2018) and President (Mar. 2017-Apr. 2018), ThomasPartners, Inc.; Chief Executive Officer (July 2016-Apr. 2018), Windhaven Investment Management, Inc.	107	Director (2025‑present), The Charles Schwab Corporation

(1)
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.

(2)
Mr. Aguilar will become Trustee effective January 1, 2025.

(3)
Mr. Aguilar and Mr. Wurster are Interested Trustees. Mr. Aguilar and Mr. Wurster are Interested Trustees because each owns stock of CSC, the parent company of Schwab Asset Management, the investment adviser for the trusts in the Fund Complex. In addition, Mr. Wurster is an employee of Charles Schwab & Co., Inc., the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.

(4)
Mr. Wurster will become Chairman of the Board effective January 1, 2025.

(b)
Under the “MANAGEMENT OF THE FUNDS” section in the “OFFICERS” table: The information for Omar Aguilar and Jessica Seidlitz is hereby deleted and replaced in their entirety with the following:
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(5))	Principal Occupations During the Past Five Years
OFFICERS
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Trustee (Jan. 2025-present), Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.
Jessica Seidlitz
1978
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust from 2013‑2017 and since 2023)	Chief Operating Officer and Chief Financial Officer (Sept. 2024-present), Managing Director (Nov. 2023-present), and Chief Compliance Officer (Nov. 2023-Dec. 2024), Charles Schwab Investment Management, Inc.; Managing Director (Jan. 2019-present), Charles Schwab & Co., Inc.; Chief Compliance Officer (Mar. 2021-June 2023), Schwab Wealth Advisory, Inc.; Chief Operating Officer (Sept. 2024–present), and Chief Compliance Officer (Oct. 2023-Dec. 2024), Schwab Funds, Laudus Trust and Schwab ETFs; Assistant Treasurer (Sept. 2013-Sept. 2017), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013-Sept. 2017), Schwab ETFs.

(5)
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

(2)
Board Leadership Structure:
(a)
Under the “MANAGEMENT OF THE FUNDS” section in the “Board Leadership Structure” section: Is hereby amended as follows:
The Chairman of the Board effective January 1, 2025, Richard A. Wurster, is Chief Executive Officer and a member of the Board of Directors of CSC and an interested person of the Trust as that term is defined in the 1940 Act. The Board is comprised of a super-majority (78 percent) of trustees who are not interested persons of the Trust (i.e., independent trustees). There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is currently comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The independent trustees meet regularly in executive session without management. While the Board does not have single lead independent trustee, the chair of the Governance Committee leads executive sessions held by the independent trustees and coordinates responses from the independent trustees to management. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the Trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of trustees on the Board.
(3)
Individual Trustee Qualifications:
(a)
Under the “MANAGEMENT OF THE FUNDS” section in the “Individual Trustee Qualifications” section: Is hereby amended to insert the following:
The Board has concluded that Mr. Aguilar should serve as trustee of the Trust because of the experience he gained as chief executive officer, chief investment officer, and president of Schwab Asset Management, the Schwab Funds, Schwab ETFs and Laudus Funds, as well as his knowledge of and experience in financial and investment management services.
(4)
Trustee Compensation:
(a)
Under the “MANAGEMENT OF THE FUNDS” section in the “Trustee Compensation” table: Is hereby amended to insert the following:
Name of Trustee	Aggregate Compensation from the Funds in this SAI	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Funds and Fund Complex Paid to Trustees
INTERESTED TRUSTEES
Omar Aguilar	None	N/A	None

(5)
Securities Beneficially Owned by Each Trustee:
(a)
Under the “MANAGEMENT OF THE FUNDS” section in the “Securities Beneficially Owned by Each Trustee” table: Is hereby amended to insert the following as applicable to each SAI:
Name of Trustee	Dollar Range of Trustee Ownership of the Funds Included in the SAI		Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
INTERESTED TRUSTEES
Omar Aguilar			Over $100,000
	Schwab Crypto Thematic ETF	Over $100,000
	Schwab Fundamental Global Real Estate Index Fund	$50,001-$100,000
	Schwab Fundamental U.S. Large Company ETF	$50,001-$100,000
	Schwab Fundamental U.S. Small Company ETF	Over $100,000
	Schwab Fundamental International Equity ETF	$10,001-$50,000
	Schwab Fundamental International Small Equity ETF	$50,001-$100,000
	Schwab Fundamental Emerging Markets Equity ETF	$50,001-$100,000
	Schwab Government Money Fund — Sweep Shares	$1-$10,000
	Schwan International Opportunities Fund	Over $100,000
	Schwab International Dividend Equity ETF	$50,001-$100,000
	Schwab International Equity ETF	Over $100,000
	Schwab International Small-Cap Equity ETF	$50,001-$100,000
	Schwab Emerging Markets Equity ETF	Over $100,000
	Schwab Target 2035 Fund	Over $100,000
	Schwab 1-5 Year Corporate Bond ETF	$10,001-$50,000
	Schwab U.S. TIPS ETF	$10,001-$50,000
	Schwab U.S. Aggregate Bond ETF	$50,001-$100,000
	Schwab U.S. Large-Cap ETF	$1-$10,000
	Schwab U.S. Large-Cap Growth ETF	$50,001-$100,000
	Schwab U.S. Mid-Cap ETF	Over $100,000
	Schwab U.S. Small-Cap ETF	Over $100,000
	Schwab U.S. Dividend Equity ETF	Over $100,000
	Schwab U.S. REIT ETF	Over $100,000
	Schwab Value Advantage Money Fund — Investor Shares	$10,001-$50,000
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG126545-00 (12/24)
00308403